Annual Total Returns[BarChart] - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.22%	8.26%	0.50%	(4.71%)	14.54%	5.83%	(0.54%)	9.89%	2.90%